Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Oct. 04, 2021
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2021